TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (61,720)	$ (30,135)	$ (13,189)
Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2023, 2022 and 2021, respectively)	(14,196)	(6,931)	(3,034)
Changes in valuation allowance	13,131	4,116	2,604
Write off of prepaid and withholding taxes	749	1,388	875
Foreign tax rates differences related to subsidiaries	20	46	14
Non-deductible expenses and exempt income	(269)	512	71
Capital note and inter-company balances release taxes	0	544	100
Other expenses and Exchange rate differences	(37)	195	488
Non-deductible share-based compensation expense	1,586	1,925	633
Change in uncertain tax positions	100	100	100
Actual tax expense	$ 1,084	$ 1,895	$ 1,851